UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY INTERNATIONAL ALL CAP

GROWTH PORTFOLIO

SALOMON BROTHERS STRATEGIC TOTAL RETURN

BOND PORTFOLIO

SB ADJUSTABLE RATE INCOME PORTFOLIO

FORM N-Q

JULY 31, 2004

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 99.6%
Australia — 2.4%
69,000	Macquarie Bank Ltd.	$1,602,499
200,000	The News Corp. Ltd. +	1,718,988
27,000	Westpac Banking Corp	319,989
		3,641,476
Denmark — 1.4.%
44,000	Novo Nordisk A/S, Class B Shares	2,236,250
Finland — 1.9%
248,000	Nokia Oyj	2,879,726
France — 6.5%
154,000	Axa	3,162,686
32,000	Essilor International S.A.	1,965,384
30,000	Groupe Danone +	2,472,371
13,000	Total S.A. +	2,522,781
		10,123,222
Germany — 3.8%
25,300	BASF AG +	1,347,814
15,000	SAP AG	2,403,794
35,000	Stada Arzneimittel AG +	1,309,996
76,000	T-Online International AG *	854,009
		5,915,613
Hong Kong — 2.6%
118,000	Hutchinson Whampoa Ltd. +	794,251
744,000	Johnson Electric Holdings Ltd.	753,558
826,000	Li & Fung Ltd. +	1,143,722
191,000	Swire Pacific Ltd.	1,273,366
		3,964,897
Ireland — 8.3%
128,000	Bank of Ireland	1,660,086
168,000	CRH PLC	3,759,447
584,000	Grafton Group PLC	4,707,490
227,000	Irish Continental Group PLC	2,662,761
		12,789,784
Italy — 1.1.%
178,000	Saipem S.p.A. +	1,693,941
Japan — 20.5%
78,000	Aisin Seiki Co., Ltd.	1,705,320
77,000	Cannon Inc.	3,760,988
30,000	DaiichiKosho Co., Ltd.	859,259
300	Dentsu Inc. +	764,983
179,000	Dowa Mining Co., Ltd.	1,081,634
44,500	Honda Motor Co., Ltd.	2,165,567
32,900	Hoya Corp.	3,382,312
58,000	Ito-Yokado Co., Ltd.	2,254,905
298	Mitsubishi Tokyo Financial Group, Inc.	2,667,618
8,500	Nidec Corp. +	789,899
159,000	Nomura Holdings, Inc.	2,181,387

See Notes to Schedules of Investments.

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Japan — 20.5% (continued)
580	NTT DoCoMo, Inc.	$1,010,281
12,000	Rohm Co. Ltd.	1,284,310
26,000	SEVEN-ELEVEN JAPAN CO., LTD. *	797,360
100,000	Sharp Corp.	1,444,669
34,000	Shin-Etsu Chemical Co., Ltd.	1,153,939
100,000	Terumo Corp.	2,424,242
18,600	Tokyo Electron Ltd.	910,168
100,000	Toppan Printing Co., Ltd.	1,000,224
		31,639,065
Mexico — 2.0%
995,000	Wal - Mart De Mexico S.A. de C.V.	3,035,371
The Netherlands — 2.7%
38,415	ING Groep N.V.	891,066
72,000	Randstad Holdings, N.V. +	1,969,812
25,000	Royal Dutch Petroleum Co. +	1,253,330
		4,114,208
Norway — 0.6%
297,000	Stolt Offshore S.A. + *	992,304
Singapore — 2.4%
228,000	DBS Group Holdings, Ltd.	2,055,308
289,000	Singapore Press Holdings, Ltd.	722,731
104,000	Venture Corp. Ltd. +	979,848
		3,757,887
Spain — 4.8%
136,000	Banco Bilbao Vizcaya Argentaria, S.A.	1,809,655
226,000	Indra Sistemas, S.A.	2,882,147
190,000	Telefonica S.A.	2,768,213
		7,460,015
Sweden — 2.0%
46,500	Atlas Copco AB +	1,666,232
534,000	Telefonaktiebolaget LM Ericsson *	1,426,412
		3,092,644
Switzerland — 11.7%
48,000	Credit Suisse Group *	1,540,458
115,500	Mettler-Toledo International Inc. *	4,816,350
7,700	Nestle SA	1,968,493
41,000	Novartis AG	1,835,079
45,000	Roche Holdings AG	4,450,395
50,600	UBS AG	3,386,256
		17,997,031
United Kingdom — 24.9%
43,000	AstraZeneca PLC	1,925,080
100,000	BOC Group PLC	1,715,459
330,700	BP PLC	3,104,221
744,000	Capita Group PLC	4,141,552
535,000	Compass Group PLC	3,111,953
184,000	Diageo PLC	2,281,143
86,787	HSBC Holdings PLC +	1,279,585
322,420	Kingfisher PLC	1,665,747

See Notes to Schedules of Investments.

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
United Kingdom — 24.9% (continued)
70,000	Rio Tinto Ltd.	$1,824,790
57,000	Royal Bank of Scotland Group PLC	1,603,072
1,137,000	Serco Group PLC	4,157,433
665,645	Tesco PLC	3,081,763
3,196,000	Vodafone Group PLC	6,933,203
178,000	WPP Group PLC	1,646,568
		38,471,569
	TOTAL COMMON STOCK (Cost — $132,422,883)	153,805,003

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 0.4%
$551,000	UBS AG dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $551,062; (Fully collateralized by various Government Agency Obligations, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $562,023) (Cost — $551,000)	551,000
	TOTAL INVESTMENTS — 100.0% (Cost — $132,973,883**)	$154,356,003
LOANED SECURITIES COLLATERAL
14,040,660	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $14,040,660)	$14,040,660
+ All or a portion of this security is on loan (See Note 4).
* Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

Summary of Investments by Sector***
Consumer Discretionary		18.0%
Information Technology		17.1
Financials		16.5
Healthcare		10.5
Industrials		9.4
Materials		7.0
Telecommunication Services		6.9
Consumer Staples		6.3
Energy		6.2
Other		2.1
		100.0%
*** As a percentage of total investments. Note that Fund holdings are as of July 31, 2004 and are subject to change.

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT SECTOR — 31.9%
U.S. Treasury Obligations — 8.6%
		U.S. Treasury Notes:
$750,000		4.875% due 2/15/12 (a) (b)	$781,641
690,000		4.000% due 2/15/14 (a)	665,069
400,000		U.S. Treasury Bonds, 6.250% due 5/15/30 (a)(b)	454,156
			1,900,866
U.S. Government Agencies — 23.3%
		Federal Home Loan Mortgage Corp. (FHLMC):
1,000,000		5.000% due 12/1/99 (c)(d)	974,375
1,250,000		6.000% due 12/1/99 (c)(d)	1,282,031
		Federal National Mortgage Association (FNMA):
250,000		5.000% due 12/1/99 (c)(d)	243,750
500,000		6.500% due 12/1/99 (c)(d)	521,875
2,000,000		7.000% due 12/1/99 (c)(d)	2,113,124
			5,135,155
		TOTAL U.S. GOVERNMENT SECTOR (Cost — $6,995,468)	7,036,021

FACE AMOUNT†	RATING (e)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
60,000	A+	Commercial Mortgage Pass-Through Certificates, Series 2003-FL9, Class E, 2.380% due 11/15/15 (a)(f)(g)	60,424
125,000	A2*	Merit Securities Corp., Series 11PA, Class B2, 2.962% due 9/28/32 (f)(g)	120,248
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $172,401)	180,672
ASSET-BACKED SECURITIES — 3.9%
150,000	A	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 2.650% due 8/25/32 (g)	150,820
250,000	A2*	Bayview Financial Acquisition Trust, Series 2001-CA, Class M3, 2.700% due 8/25/36 (a)(f)(g)	247,812
		Bear Stearns Asset Backed Securities:
24,469	BBB	Series 2003-HE1N, Class N1, 6.500% due 8/25/05 (a)(f)	24,678
40,000	BBB	Series 2004-FR1, Class A1, 5.000% due 5/25/34 (a)(f)	40,000
40,000	BBB	Series 2004-HE6, Class A1, 5.250% due 8/25/34 (a)(f)	40,000
		Countrywide Asset-Backed Certificates:
50,000	AA	Series 2004-5, Class M4, 2.700% due 6/25/34 (a)(g)	50,030
40,000	BBB	Series 2004-5N, Class N1, 5.500% due 10/25/35	40,000
12,770	Ba1*	First Consumers Master Trust, Series 2001-A, Class A, 1.690% due 9/15/08 (a)(g)	11,748
88,693	AAA	Green Tree Home Equity Loan Trust, Series 1999-D, Class A5, 7.880% due 9/15/30 (a)	90,040
		Metris Master Trust:
70,000	BBB	Series 2001-2, Class B, 2.500% due 11/20/09 (g)	69,390
30,000	AAA	Series 2001-4A, Class B, 2.820% due 8/20/08 (g)	30,019
20,000	A	Novastar Home Equity Loan Trust, Series 2003-4, Class M2, 3.075% due 2/25/34 (g)	20,456
		Sail Net Interest Margin Notes:
7,869	BBB	Series 2003-3, Class A, 7.750% due 4/27/33 (f)	7,946
41,466	BBB+	Series 2004-4A, Class A, 5.000% due 4/27/34 (f)	41,401
		TOTAL ASSET BACKED SECURITIES (Cost — $849,121)	864,340
CORPORATE BONDS AND NOTES — 21.0%
Aerospace/Defense — 0.3%
25,000	B	Alliant Techsystems Inc., Sr. Sub. Notes, 8.500% due 5/15/11	27,187
25,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	27,250
			54,437

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
Airlines — 0.1%
$25,000	BB-	Continental Airlines, Inc., Pass-Through Certificates, Series 98-3, Class C-2, 7.250% due 11/1/05 (a)	$21,777
Automotive — 0.2%
25,000	B-	EaglePicher Inc., Sr. Notes, 9.750% due 9/1/13 (a)	26,625
22,000	BB-	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	25,190
			51,815
Business Services — 0.1%
25,000	CCC	SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06	25,125
Chemicals — 1.6%
15,000	Caa3*	Applied Extrusion Technologies, Inc., Sr. Notes, Series B, 10.750% due 7/1/11 (a)(h)	9,300
25,000	BB+	FMC Corp., Sr. Debentures, 7.750% due 7/1/11 (a)	26,563
25,000	B	Huntsman Advanced Materials LLC., Sr. Secured Second Lien Notes, 11.000% due 7/15/10 (a)(f)	28,500
25,000	CCC+	Huntsman ICI Chemicals LLC, Sr. Sub. Notes, 10.125% due 7/1/09 (a)	25,563
25,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11 (a)	28,000
25,000	B+	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	28,031
25,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	28,375
25,000	BB-	Millenium America Inc., Sr. Notes, 9.250% due 6/15/08 (f)	27,125
50,000	BBB+	Potash Corp. of Saskatchewan Inc., Notes, 4.875% due 3/1/13	48,545
25,000	CCC+	Resolution Performance Products LLC, Sr. Sub. Notes, 13.500% due 11/15/10	24,250
25,000	CCC+	Rhodia S.A., Sr. Sub. Notes, 8.875% due 6/1/11 (f)	21,625
25,000	B-	United Industries Corp., Sr. Sub. Notes, Series D, 9.875% due 4/1/09	26,187
25,000	Ba3*	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	27,563
			349,627
Consumer Products & Services — 0.8%
1,000	B3*	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	1,005
25,000	C	Brown Jordan International, Inc., Sr. Sub. Notes, Series B, 12.750% due 8/15/07	20,750
50,000	CCC+	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (a)	50,000
25,000	B-	ICON Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12 (a)	27,375
25,000	B-	Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra, S.A. de C.V.,
		Sr. Sub. Notes, 10.750% due 5/15/11	28,250
40,000	CCC	Levi Strauss & Co., Sr. Notes, 12.250% due 12/15/12	40,800
16,000	B	Tempur-Pedic, Inc./Tempur Production USA, Inc., Sr. Sub. Notes, 10.250% due 8/15/10	18,100
			186,280
Energy — 1.1%
50,000	BBB	Devon Financing Corp., ULC., Notes, 6.875% due 9/30/11 (a)	54,982
25,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	27,750
75,000	Baa1*	Petróleos Mexicanos, Global Bonds, 9.500% due 9/15/27	87,562
25,000	BB-	Pride International, Inc., Sr. Notes, 10.000% due 6/1/09	26,375
25,000	B+	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	26,437
25,000	B1*	Vintage Petroleum, Inc., Sr. Sub. Notes, 7.875% due 5/15/11	26,000
			249,106
Environmental Services — 0.4%
		Allied Waste North America, Inc., Sr. Notes, Series B:
25,000	BB-	9.250% due 9/1/12	27,969
25,000	B+	7.375% due 4/15/14	24,062
25,000	B-	IMCO Recycling Inc., Sr. Secured Notes, Series B, 10.375% due 10/15/10 (a)	27,125
			79,156

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
Financial Services — 3.5%
$ 80,000	Aa2*	Bank of America Corp., Sr. Notes, 4.875% due 9/15/12 (a)	$79,077
25,000	B-	BCP Caylux Holdings Luxembourg S.C.A., Sr. Sub. Notes, 9.625% due 6/15/14 (a)(f)	26,188
75,000	A	CIT Group Inc., Sr. Notes, 7.750% due 4/2/12 (a)	86,275
100,000	Baa3*	Capital One Financial Corp., Notes, 7.250% due 5/1/06 (a)	106,184
100,000	AAA	General Electric Capital Corp., Global Medium-Term Notes, Series A, 6.000% due 6/15/12 (a)	106,930
75,000	A1*	Household Finance Corp., Notes, 6.750% due 5/15/11(a)	82,734
50,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09 (a)	49,589
70,000	A1*	JPMorgan Chase & Co., Sub. Notes, 6.625% due 3/15/12 (a)	76,448
25,000	A1*	Lehman Brothers Holdings Inc., Notes, 3.500% due 8/7/08	24,450
55,000	BBB	MBNA Corp., Sr. Medium-Term Notes, 4.625% due 9/15/08	55,541
75,000	Aa3*	Morgan Stanley, Notes, 6.600% due 4/1/12	81,578
			774,994
Food & Beverage — 0.3%
25,000	B	Del Monte Corp., Sr. Sub. Notes, Series B, 9.250% due 5/15/11(a)	27,375
40,000	A3*	Kraft Foods Inc., Notes, 5.625% due 11/1/11	41,335
			68,710
Healthcare — 0.6%
25,000	CC	aaiPharma Inc., Sr. Sub. Notes, 11.500% due 4/1/10	20,875
25,000	B1*	Extendicare Health Services, Inc., Sr. Notes, 9.500% due 7/1/10 (a)	27,969
		Tenet Healthcare Corp., Sr. Notes:
25,000	B-	9.875% due 7/1/14 (f)	26,094
25,000	B-	6.875% due 11/15/31	19,750
25,000	B-	Vanguard Health Systems, Inc., Sr. Sub. Notes, 9.750% due 8/1/11	28,875
			123,563
Hotel/Casino — 0.4%
25,000	Ba3*	Host Marriott, L.P., Sr. Notes, 7.000% due 8/15/12 (a) (f)	24,813
25,000	B	John Q. Hammons Hotels L.P./John Q. Hammons Hotels Finance Corp. III, First Mortgage Notes, Series B, 8.875% due 5/15/12	27,656
25,000	B+	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (f)	26,750
			79,219
Machinery — 0.4%
25,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (a)(f)	27,187
25,000	B+	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	27,625
25,000	B	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11	28,063
			82,875
Manufacturing — 0.2%
25,000	Caa2*	Blount, Inc., Sr. Sub. Notes, 13.000% due 8/1/09 (a)	27,000
25,000	B-	Medical Device Manufacturing Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (f)	25,750
			52,750
Media — 2.0%
50,000	BBB	AT&T Broadband Corp., Notes, 8.375% due 3/15/13	59,371
25,000	B+	CSC Holdings, Inc., Sr. Sub. Debentures, 10.500% due 5/15/16 (a)	28,125
		Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp:
15,000	CCC-	Sr. Discount Notes, Step bond to yield 18.168% due 5/15/11(a)	8,925
		Sr. Notes:
25,000	CCC-	8.250% due 4/1/07 (a)	22,125
25,000	CCC-	10.250% due 1/15/10 (a)	19,563
10,000	CCC-	10.000% due 5/15/11 (a)	7,550
100,000	BBB	Cox Communications, Inc., Notes, 7.750% due 11/1/10 (a)	114,254
25,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Notes, 8.375% due 3/15/13 (a)	28,125
25,000	B3*	Loews Cineplex Entertainment Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (f)	24,750
25,000	B+	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	23,250
25,000	CCC+	Muzak LLC/Muzak Finance Corp., Sr. Notes, 10.000% due 2/15/09	22,125
25,000	B-	Nextmedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	28,031

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
Media — 2.0% (continued)
$ 50,000	BBB+	Time Warner Inc., Debentures, 7.625% due 4/15/31	$55,173
			441,367
Metals/Mining — 0.6%
25,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	23,937
25,000	B	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14 (a)(f)	25,938
25,000	B-	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (f)	26,375
200,000	NR	Republic Technologies International, LLC/RTI Capital Corp., Sr. Secured Notes, 13.750% due 7/15/09 (h)	0
65,000	BBB	WMC Finance (USA) Ltd., Notes, 5.125% due 5/15/13	63,310
			139,560
Packaging/Containers — 0.6%
25,000	B-	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12 (a)	28,000
25,000	B	Jefferson Smurfit Corp. (U.S.), Sr. Notes, 8.250% due 10/1/12	26,813
25,000	B+	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	27,031
25,000	B-	Pliant Corp., Sr. Secured Notes, 11.125% due 9/1/09	27,125
25,000	CCC+	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	21,625
			130,594
Paper/Forestry Products — 0.6%
		Buckeye Technologies Inc., Sr. Sub. Notes:
25,000	B	9.250% due 9/15/08 (a)	25,063
25,000	B	8.000% due 10/15/10 (a)	23,625
60,000	BBB-	Domtar Inc., Notes, 5.375% due 12/1/13 (a)	57,548
25,000	BB-	Tembec Industries Inc., Sr. Notes, 8.625% due 6/30/09	25,937
			132,173
Printing/Publishing — 0.5%
25,000	BB-	Cenveo Corp., Sr. Notes, 9.625% due 3/15/12	27,000
25,000	B	Dex Media Inc., Discount Notes, step bond to yield 8.740% due 11/15/13 (a)(f)	17,500
25,000	B	Dex Media West LLC/Dex Media West Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13 (a)	28,313
25,000	B+	R.H. Donnelley Finance Corp I., Sr. Sub. Notes, 10.875% due 12/15/12 (f)	29,375
			102,188
Real Estate — 0.4%
65,000	BBB	Boston Properties LP., Sr. Notes, 6.250% due 1/15/13 (a)	68,790
25,000	CCC+	Meristar Hospitality Operating Partnership L.P./Meristar Hospitality Finance Corp. II, Sr. Notes, 10.500% due 6/15/09	27,125
			95,915
Retail — 1.1%
50,000	CCC+	Eye Care Centers of America, Inc., Sr. Sub. Notes, 9.125% due 5/1/08 (a)	50,750
25,000	B	Jean Coutu Group (PJC) Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (f)	24,906
60,000	BBB+	Limited Brands, Inc., Exchange Debentures, 6.950% due 3/1/33	63,766
25,000	B+	PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	28,125
75,000	BBB	Safeway Inc., Debentures, 7.250% due 2/1/31	80,423
			247,970
Technology — 0.1%
25,000	B3*	Amkor Technology, Inc., Sr. Sub. Notes, 10.500% due 5/1/09 (a)	23,562

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	RATING (e)	SECURITY	VALUE
Telecommunications — 3.0%
$7,000	Caa1*	Alamosa (Delaware), Inc., Sr. Notes, 11.000% due 7/31/10	$7,717
5,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	5,362
100,000	BBB	AT&T Wireless Services, Inc., Sr. Notes, 8.750% due 3/1/31	124,837
25,000	CCC	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial
		Puerto Rico Operations Corp., Sr. Notes, 8.125% due 2/1/14 (a)(f)	23,313
25,000	B3*	Crown Castle International Corp., Sr. Notes, 10.750% due 8/1/11 (a)	28,125
15,000	B+	Insight Midwest L.P./Insight Capital, Inc., Sr. Notes, 10.500% due 11/1/10 (a)	16,088
25,000	BB-	L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12	26,812
25,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	19,188
25,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14	25,469
		Qwest Services Corp., Notes:
25,000	B	14.000% due 12/15/10 (f)	29,406
25,000	B	14.500% due 12/15/14 (f)	30,125
50,000	CCC-	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09	52,000
25,000	B3*	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	25,938
200,000	BBB-	Sprint Capital Corp., Notes, 8.375% due 3/15/12	234,666
			649,046
Utilities — 2.1%
25,000	B2*	The AES Corp., Sr. Notes, 9.500% due 6/1/09	27,250
9,000	B	Allegheny Energy Supply Co. LLC, Secured Notes, 10.250% due 11/15/07 (f)	9,855
25,000	BB-	BRL Universal Equipment 2001 A, L.P./BRL Univeral Equipment Corp., Sr. Secured Notes, 8.875% due 2/15/08 (a)	26,906
		Calpine Corp.:
25,000	CCC+	Sr. Notes, 8.750% due 7/15/07 (a)	17,125
25,000	B	Second Priority Sr. Secured Notes, 8.500% due 7/15/10 (a)(f)	20,250
50,000	Baa1*	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08 (a)	49,741
25,000	B-	Dynegy Holdings Inc., Second Priority Sr. Secured Notes, 9.875% due 7/15/10 (a)(f)	27,437
15,000	B	Edison Mission Energy, Sr. Notes, 9.875% due 4/15/11 (a)	16,875
50,000	CCC+	El Paso Corp., Global Medium-Term Notes, 7.375% due 12/15/12 (a)	44,875
75,000	BBB	Entergy Gulf States Inc., First Mortgage Bonds, 6.200% due 7/1/33 (a)	71,307
25,000	D	Mirant Americas Generation, Inc., Sr. Notes, 9.125% due 5/1/31 (h)	19,750
25,000	B+	NRG Energy, Inc., Second Priority Sr. Secured Notes, 8.000% due 12/15/13 (f)	25,688
50,000	Baa2*	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	52,528
25,000	B1*	Reliant Energy Inc., Sr. Secured Notes, 9.250% due 7/15/10	26,750
25,000	B+	The Williams Cos., Inc., Notes, 7.625% due 7/15/19	25,375
			461,712
		TOTAL CORPORATE BONDS (Cost — $4,589,748)	4,623,521

SHARES		SECURITY	VALUE
COMMON STOCK (i) — 0.6%
Media — 0.1%
2,067		UnitedGlobalCom, Inc. Class A Shares	13,105
Telecommunications — 0.5%
1,096		NTL Inc.	57,124
1,050		SpectraSite, Inc.	45,150
1,719		Telewest Global, Inc.	19,426
			121,700
		TOTAL COMMON STOCK (Cost — $143,874)	134,805
CONVERTIBLE PREFERRED STOCK — 0.1%
Telecommunications — 0.1%
25		Alamosa Holdings, Inc., 7.500% Cumulative, Series B (Cost—$7,125)	15,156

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

WARRANTS			SECURITY	VALUE
WARRANTS (i) — 0.0%
Consumer Products and Services — 0.0%
200			Brown Jordan International, Inc., Expire 8/15/07 (f)	$2
1,701			Pillowtex Corp., Expire 11/24/09	2
				4
Metals/Mining — 0.0%
200			Republic Technologies International LLC, Expire 7/15/09 (f)	2
Telecommunications — 0.0%
15			American Tower Corp., Expire 8/1/08 (f)	2,767
			TOTAL WARRANTS (Cost — $4,367)	2,773
FACE AMOUNT†		RATING (e)	SECURITY	VALUE
FOREIGN BONDS — 18.8%
Brazil — 2.6%
			Federal Republic of Brazil:
381,151		B+	Capitalization Bonds, 8.000% due 4/15/14	359,592
117,647		B+	Debt Conversion Bonds, Series L, 2.125% due 4/15/12 (g)	102,427
			Global Bonds:
15,000		B+	10.125% due 5/15/27 (a)	13,973
50,000		B+	12.250% due 3/6/30 (a)	54,000
50,000		B+	11.000% due 8/17/40 (a)	49,075
				579,067
Bulgaria — 0.2%
38,097		BBB-	Republic of Bulgaria, FLIRB, Series A, 2.750% due 7/28/12 (g)	38,097
Colombia — 0.3%
			Republic of Colombia, Global Notes:
25,000		BB	10.000% due 1/23/12 (a)	26,994
25,000		BB	8.125% due 5/21/24 (a)	21,375
25,000		BB	8.375% due 2/15/27 (a)	21,375
				69,744
Ecuador — 0.5%
125,000		CCC+	Republic of Ecuador, Euro-Dollar Bonds, 12.000% due 11/15/12 (f)	118,125
Finland — 0.6%
100,000	EUR	AAA	Republic of Finland, Bonds, 5.750% due 2/23/11	133,587
France — 1.9%
350,00	0 EUR	AAA	Government of France, Treasury Notes, 3.500% due 1/12/08	425,617
Germany — 4.0%
			Federal Republic of Germany, Bonds:
350,000	EUR	AAA	4.250% due 2/15/08	436,385
340,000	EUR	AAA	5.250% due 1/4/11(a)	442,087
				878,472
Italy — 0.6%
125,000		Aa1*	Region of Lombardy, Global Notes, 5.804% due 10/25/32	125,229
Malaysia — 0.3%
50,000		A-	Federation of Malaysia, Global Bonds, 7.500% due 7/15/11	57,260
Mexico — 1.2%
			United Mexican States:
100,000		Baa2*	Global Notes, 7.500% due 1/14/12	110,125
			Medium-Term Notes:
55,000		Baa2*	8.300% due 8/15/31	59,579
100,000		Baa2*	Series A, 5.875% due 1/15/14	98,000
				267,704

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT†		RATING (e)	SECURITY	VALUE
Morocco – 0.2%
57,059		BB	Kingdom of Morocco, Bonds, Series A, 2.690% due 1/2/09 (g)	$56,274
The Netherlands — 2.0%
340,000	EUR	AAA	Kingdom of the Netherlands, Bonds, 5.000% due 7/15/11	435,633
Panama — 0.5%
			Republic of Panama, Global Bonds:
25,000		Ba1*	9.625% due 2/8/11	28,125
75,000		Ba1*	9.375% due 1/16/23	78,375
				106,500
Peru — 0.1%
22,750		BB-	Republic of Peru, Past-Due Interest Bonds, 5.000% due 3/7/17 (g)	19,935
The Philippines — 0.5%
			Republic of the Philippines, Global Notes:
50,000		BB	8.375% due 3/12/09	52,750
50,000		BB	10.625% due 3/16/25	54,250
				107,000
Russia — 2.1%
			Russian Federation, Euro-Dollar Bonds:
50,000		Baa3*	8.250% due 3/31/10 (f)	53,813
100,000		Baa3*	11.000% due 7/24/18 (f)	126,750
305,400		Baa3*	5.000% due 3/31/30 (f)(g)	280,586
				461,149
Supranational — 0.5%
100,000		A	Corporación Andina de Fomento, Notes, Series B, 6.875% due 3/15/12 (a)	109,781
Turkey — 0.4%
			Republic of Turkey, Global Notes:
25,000		B+	9.000% due 6/30/11	26,313
25,000		B+	11.500% due 1/23/12	29,437
25,000		B+	11.000% due 1/14/13	28,938
				84,688
Venezuela — 0.3%
65,000		B-	Republic of Venezuela, Global Bonds, 9.375% due 1/13/34	57,363
			TOTAL FOREIGN BONDS (Cost — $4,082,815)	4,131,225
			SUB-TOTAL INVESTMENTS (Cost — $16,844,919)	16,988,513

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 22.9%
$5,038,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $5,106,013; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $5,138,788) (Cost — $5,038,000)	$5,038,000
	TOTAL INVESTMENTS — 100% (Cost — $21,882,919**)	$22,026,513
(a)	All or a portion of this security has been segregated for open futures contracts and/or “to-be-announced” securities.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	Security is issued on a “to-be-announced” basis (See Note 6).
(d)	Security acquired under mortgage dollar roll agreement (See Note 7).
(e)	All ratings are by Statndard & Poor’s Ratings Services, except for those identified by an asterisk (*), which are rated by Moody’s Investor Services.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(g)	Variable-rate security.
(h)	Security is currently in default.
(i)	Non-income producing security.
†	Face amount denominated in U.S. dollars unless noted otherwise.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

EUR        — Euro

FLIRB     — Front Loaded Interest Reduction Bond

See pages 16 and 17 for definitions of ratings.

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	Rating(a)	SECURITY	VALUE
ADJUSTABLE-RATE SECURITIES — 92.4%
ASSET-BACKED SECURITIES — 30.9%
$250,000	AAA	Advanta Business Card Master Trust, Series 2003-B, Class A,1.770% due 12/22/08	$250,803
200,000	AAA	Ameriquest Mortgage Securities Inc., Series 2004-R8, Class A5, 1.895% due 9/25/34 (b)	200,000
141,864	AAA	Amortizing Residential Collateral Trust, Series 2002-BC10, Class A3, 1.880% due 1/25/33	142,265
158,240	AAA	Asset Backed Securities Corp., Home Equity Loan Trust, Series 2003-HE3, Class A2, 1.730% due 6/15/33	158,383
		Bayview Financial Acquisition Trust:
250,000	Aaa*	Series 2002-BA, Class A2, 2.100% due 3/25/35 (c)	250,152
86,810	AAA	Series 2003-E, Class A, 1.962% due 10/28/34	86,923
130,000	AAA	Series 2003-G, Class A1, 2.062% due 1/28/39	129,919
		Business Loan Express:
149,850	Aaa*	Series 2001-1A, Class A, 2.070% due 7/20/27 (c)	149,931
127,577	AAA	Series 2003-2A, Class A, 2.250% due 1/25/32 (c)	128,517
150,000	AAA	Capital One Master Trust, Series 2001-1, Class A, 1.580% due 12/15/10	150,819
132,838	AAA	CDC Mortgage Capital Trust, Series 2003-HE2, Class A, 1.800% due 10/25/33	133,185
225,000	AAA	Circuit City Credit Card Master Trust, Series 2003-2, Class A, 1.810% due 4/15/11	226,207
150,000	AAA	Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A4,
		1.900% due 11/25/34	150,089
164,604	AAA	EQCC Trust, Series 2002-1, Class 2A, 1.750% due 11/25/31	165,053
300,000	AAA	Fremont Home Loan Trust, Series 2003-A, Class 2A2, 1.805% due 8/25/33	300,816
169,394	AAA	Household Home Equity Loan Trust, Series 2002-4, Class A, 1.970% due 10/20/32	169,894
104,165	AAA	Household Mortgage Loan Trust, Series 2002-HC1, Class A, 1.720% due 5/20/32	104,490
		Long Beach Mortgage Loan Trust:
206,109	AAA	Series 2002-2, Class 2A, 1.730% due 7/25/32	206,381
120,903	AAA	Series 2003-1, Class A2, 1.850% due 3/25/33	121,189
250,000	AAA	Morgan Stanley ABS Capital I Inc. Trust, Series 2003-HE1, Class A4, 1.950% due 5/25/33	250,947
150,000	AA	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 2.070% due 4/25/34	150,304
154,206	AAA	NovaStar Home Equity Loan, Series 2003-1, Class A2, 1.840% due 5/25/33	154,669
154,035	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A2, 1.870% due 2/25/33	154,654
302,923	AAA	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 1.950% due 12/25/33	303,730
112,810	AAA	Saxon Asset Securities Trust, Series 2002-1, Class AV1, 1.700% due 3/25/32	112,914
135,953	AAA	Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class A2, 1.700% due 2/25/34	136,033
133,963	AAA	Soundview Home Equity Loan Trust, Series 2003-1, Class A, 1.900% due 8/25/31	134,226

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	Rating(a)	SECURITY	VALUE
ASSET-BACKED SECURITIES — 30.9% (continued)
$182,367	Aaa*	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 1.790% due 1/25/34	$182,761
300,000	AAA	Structured Asset Investment Loan Trust, Series 2003-BC10, Class 3A5, 1.930% due 10/25/33	300,178
		TOTAL ASSET-BACKED SECURITIES (Cost — $5,097,575)	5,105,432
COLLATERALIZED MORTGAGE OBLIGATIONS — 38.5%
145,367	AAA	Banc of America Mortgage Securities, Inc., Series 2003-F, Class 1A1, 2.969% due 7/25/33	144,853
313,298	AAA	Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3, 2.050% due 10/25/33	313,485
109,627	AAA	Cendant Mortgage Corp., Series 2003-A, Class A3, 2.000% due 7/25/43 (c)	110,067
319,853	AAA	Countrywide Alternative Loan Trust, Series 2003-21T1, Class A6, 1.950% due 12/25/33	320,361
165,079	AAA	Countrywide Home Loans Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1, 3.148% due 6/19/31	166,654
106,168	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB6,
		Class 2A1, 1.950% due 1/25/33	106,389
329,790	AAA	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.144% due 7/25/43	339,512
		Fannie Mae REMIC Trust:
		Series 2003-117:
232,980	AAA	Class DF, 2.000% due 12/25/33	233,188
227,562	AAA	Class KF, 1.850% due 8/25/33	228,219
114,248	AAA	Series 2003-124, Class F, 1.750% due 1/25/34	114,318
119,930	AAA	Series 2003-23, Class FC, 1.900% due 4/25/33	120,033
150,363	AAA	Series 2003-W15, Class 3A, 4.008% due 12/25/42	153,792
125,172	AAA	Series 2004-31, Class FG, 1.850% due 8/25/33	125,463
141,874	AAA	GGP Mall Properties Trust, Series 2001-C1A, Class A3, 2.300% due 2/15/14 (c)	142,735
238,949	Aa1*	GMAC Commercial Mortgage Asset Corp., Series 2000-FLFA, Class B, 2.020% due 9/20/10 (c)	239,293
278,042	AA+	Impac CMB Trust, Series 2003-8, Class 1A2, 1.950% due 10/25/33	278,090
240,493	AAA	MASTR Alternative Loan Trust, Series 2003-7, Class 7A1, 1.850% due 11/25/33	240,923
244,810	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 1A2, 2.787% due 7/25/34	244,718
		Residential Asset Securitization Trust:
213,347	AAA	Series 2003-A11, Class A2, 1.900% due 11/25/33	213,824
141,334	AAA	Series 2004-A2, Class 1A3, 1.850% due 5/25/34	141,271
264,667	AAA	Sequoia Mortgage Trust, Series 2003-2, Class A1, 1.750% due 6/20/33	264,927
175,701	AAA	Structured ARM Loan Trust, Series 2004-1, Class 2A, 1.760% due 2/25/34	175,616
		Structured Asset Mortgage Investments Inc.:
145,851	AAA	Series 2002-AR1, Class 2A, 3.202% due 3/25/32	150,792
170,811	AAA	Series 2003-AR2, Class A1, 1.780% due 12/19/33	171,078

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	Rating(a)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 38.5% (continued)
		Structured Asset Securities Corp.:
$219,623	AAA	Series 2002-8A, Class 7A1, 2.803% due 5/25/32	$221,836
43,257	AAA	Series 2003-28XS, Class A1, 2.500% due 9/25/33	43,285
69,694	AAA	Series 2003-8, Class 2A9, 1.950% due 4/25/33	69,770
60,421	AAA	Series 2003-NP3, Class A1, 1.950% due 11/25/33 (c)	60,459
165,303	AAA	Series 2004-NP1, Class A, 1.850% due 9/25/33 (c)	165,303
269,060	AAA	Thornburg Mortgage Securities Trust, Series 2004-1, Class I2A, 1.900% due 3/25/44	268,818
150,000	AAA	WaMu Mortgage Pass-Through Certificates, Series 2003-AR10, Class A3B, 3.890% due 10/25/33	150,120
265,508	AAA	Washington Mutual Mortgage Securities Corp., Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1, 3.730% due 11/25/30	267,792
		Wells Fargo Mortgage Backed Securities Trust:
175,921	Aaa*	Series 2003-5, Class A4, 1.850% due 5/25/33	176,112
200,000	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34	200,000
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $6,360,674)	6,363,096
U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.0%
Federal Home Loan Mortgage Corporation (FHLMC) — 3.9%
		FHLMC One Year CMT ARM:
257,109	AAA	3.292% due 2/1/23	264,380
140,906	AAA	3.451% due 8/1/30	145,450
237,383	AAA	FHLMC 3/1 Hybrid ARM, 3.362% due 10/1/33	236,138
		Total Federal Home Loan Mortgage Corporation (Cost — $649,379)	645,968
Federal National Mortgage Association (FNMA) — 18.5%
		FNMA Six Month LIBOR:
175,721	AAA	4.888% due 2/1/33	178,245
189,708	AAA	4.592% due 4/1/33	191,924
216,247	AAA	4.547% due 5/1/33	218,345
78,358	AAA	4.451% due 6/1/33	78,944
		FNMA One Year LIBOR:
218,900	AAA	4.103% due 1/1/33	221,315
160,823	AAA	4.269% due 6/1/33	161,808
195,311	AAA	4.174% due 10/1/33	194,865
188,914	AAA	3.424% due 7/1/43	188,123
		FNMA One Year CMT ARM:
249,179	AAA	3.405% due 7/1/26	256,358
178,143	AAA	3.469% due 5/1/28	183,875
277,814	AAA	3.468% due 5/1/28	287,602
215,016	AAA	4.757% due 9/1/32	219,341
197,917	AAA	4.290% due 2/1/33	199,952
217,711	AAA	4.059% due 5/1/33	218,410

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	Rating(a)	SECURITY	VALUE
Federal National Mortgage Association (FNMA) — 18.5% (continued)
$ 250,861	AAA	3.088% due 8/1/33 (d)	$249,261
		Total Federal National Mortgage Association (Cost — $3,075,120)	3,048,368
Government National Mortgage Association (GNMA) — 0.6%
100,000	AAA	GNMA II One Year CMT ARM, 3.500% due 7/20/34 (Cost — $96,860)	96,969
		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost — $3,821,359)	3,791,305
		TOTAL ADJUSTABLE-RATE SECURITIES (Cost — $15,279,608)	15,259,833
FIXED-RATE SECURITIES — 5.6%
ASSET-BACKED SECURITIES — 3.2%
139,723	AAA	AmeriCredit Automobile Receivables Trust, Series 2002-1, Class A3, 4.230% due 10/6/06	140,719
182,756	AA	MMCA Automobile Trust, Series 2001-4, Class A4, 4.920% due 8/15/07	185,338
209,814	AAA	Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A1F, 2.550% due 1/7/10	209,818
		TOTAL ASSET-BACKED SECURITIES (Cost — $537,102)	535,875
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
140,786	AAA	Fannie Mae REMIC Trust, Series 2003-111, Class HR, 3.750% due 5/25/30	139,627
250,000	AAA	Merrill Lynch Mortgage Investors, Inc., Series 2003-A5, Class 2A3, 3.246% due 8/25/33	250,138
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $390,786)	389,765
		TOTAL FIXED-RATE SECURITIES (Cost — $927,888)	925,640
		SUB-TOTAL INVESTMENTS (Cost — $16,207,496)	16,185,473
REPURCHASE AGREEMENT — 2.0%
326,000		UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $326,037; (Fully collateralized by various U.S. government agency issues, 0.000% to 8.875%, due 8/3/04 to 5/15/30; Market value — $332,522) (Cost — $326,000)	326,000
		TOTAL INVESTMENTS — 100.0% (Cost — $16,533,496**)	$16,511,473
(a)	All ratings are by Standard & Poor’s Rating Service, except those identified by an asterisk (*), which are rated by Moody’s Investor Service, Inc.
(b)	Security issued on a “when-issued” basis (See Note 6).
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of this security has been segregated for “when-issued” securities.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	—	Adjustable Rate Mortgage.
CMT	—	Constant Maturity Treasury Indexes.
REMIC	—	Real Estate Mortgage Investment Conduit.

See pages 16 and 17 for definitions of ratings.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to the Schedules of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney International All Cap Growth Portfolio (“SBIACG”) and the SB Adjustable Rate Income Portfolio (“SBARIP”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Salomon Brothers Strategic Total Return Bond Portfolio (“SBSTRB”) is a separate non-diversified investment fund of the Company. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by SBIACG, SBSTRB and SBARIP (“Funds”) and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount) or minus amortized premium, which approximates value; (e) the accounting records of each Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded; and (f) net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

SBIACG and SBSTRB may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The

Notes to the Schedule of Investments (unaudited) (continued)

Funds may from time to time enter into options and/or futures contracts in order to hedge market or currency risk.) In addition, the yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social, economic or diplomatic changes may have disruptive effects on market prices of investments held by SBIACG and SBSTRB. The investments by SBIACG and SBSTRB in non-dollar-denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

2.	Futures Contracts

The Funds may from time to time enter into futures contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contract. The Funds enter into such contracts typically to hedge a portion of their portfolios. The Funds bear the market risk that arises from changes in the value of the financial instruments and securities indices.

At July 31, 2004, SBSTR had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. 5 Year Treasury Notes	17	9/04	$1,829,591	$1,861,500	$(31,909)
U.S. 10 Year Treasury Notes	7	9/04	758,793	775,031	(16,238)
U.S. 2 Year Treasury Notes	2	9/04	421,365	422,250	(885)
					(49,032)
Contracts to Buy:
U.S. Treasury Bonds	3	9/04	$313,279	$324,656	11,377
Net Unrealized Loss on Open Futures Contracts					$(37,655)

At July 31, 2004, SBIACG and SBARIP did not have any open futures contracts.

Notes to the Schedule of Investments (unaudited) (continued)

3.	Repurchase Agreements

When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

4.	Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Funds maintain exposure for the risk of any loss in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

At July 31, 2004, SBIACG loaned securities having a market value of $14,571,205. SBIACG received cash collateral amounting to $14,040,660, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

At July 31, 2004, SBSTRB and SBARIP did not have any securities on loan.

5.	Portfolio Concentration

The investments by SBIACG and SBSTRB in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of SBIACG and SBSTRB. Foreign investments may also subject SBIACG and SBSTRB to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Notes to the Schedule of Investments (unaudited) (continued)

6.	Securities Traded on a When-Issued or To-Be-Announced Basis

The Funds may trade securities on a when-issued basis or on a “to-be-announced” (“TBA”) basis. In a when-issued transaction, the securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement.

At July 31, 2004, the SBARIP held when-issued securities with a total cost of $200,000.

At July 31, 2004, SBIACG and SBSTRB did not hold any when-issued securities.

In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At July 31, 2004, SBSTRB held TBA securities with a total cost of $5,152,382.

At July 31, 2004, SBIACG and SBARIP did not hold any TBA securities.

7.	Mortgage Dollar Rolls

SBSTRB and SBARIP may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase the securities may be limited.

Notes to the Schedule of Investments (unaudited) (continued)

During the nine months ended July 31, 2004, SBSTRB entered into mortgage dollar roll transactions in the aggregate amount of $54,466,641.

At July 31, 2004, SBSTRB had outstanding mortgage dollar rolls with a total cost of $5,152,382. SBARIP did not have any outstanding mortgage dollar rolls.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date	September 27, 2004